Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.5%
8,861	iShares Core S&P 500 ETF	$ 3,108,173	10.9
11,330	iShares Core S&P Small-Cap ETF	838,080	3.0
3,646	iShares Russell Mid-Cap Growth ETF	640,092	2.3
3,342	Vanguard Russell 1000 Growth ETF	782,964	2.8
11,756	Vanguard Value ETF	1,265,298	4.5

	Total Exchange-Traded Funds
	(Cost $5,789,480)	6,634,607	23.5

MUTUAL FUNDS: 76.5%
	Affiliated Investment Companies: 52.9%
72,573	Voya High Yield Bond Fund - Class P3	569,696	2.0
79,545	Voya Intermediate Bond Fund - Class P3	855,107	3.0
39,445	Voya Large Cap Growth Fund - Class P3	2,349,362	8.3
144,314	Voya Large Cap Value Fund - Class P3	1,681,260	6.0
135,444	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,810,884	6.4
340,206	Voya Multi-Manager International Equity Fund - Class P3	4,072,268	14.5
249,143	Voya Multi-Manager International Factors Fund - Class P3	2,396,760	8.5
72,984	Voya Multi-Manager Mid Cap Value Fund - Class P3	630,586	2.2
40,651	Voya Small Company Fund - Class P3	560,581	2.0
		14,926,504	52.9

	Unaffiliated Investment Companies: 23.6%
171,166	TIAA-CREF S&P 500 Index Fund - Class I	6,644,671	23.6

	Total Mutual Funds
	(Cost $19,045,663)	21,571,175	76.5

	Total Investments in Securities (Cost $24,835,143)	$ 28,205,782	100.0
	Assets in Excess of Other Liabilities	4,018	0.0
	Net Assets	$ 28,209,800	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,634,607	$–	$–	$6,634,607
Mutual Funds	21,571,175	–	–	21,571,175
Total Investments, at fair value	$28,205,782	$–	$–	$28,205,782

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya High Yield Bond Fund - Class P3	$470,744	$93,945	$(16,195)	$21,202	$569,696	$8,087	$2,579	$-
Voya Intermediate Bond Fund - Class P3	690,250	708,213	(541,418)	(1,938)	855,107	6,698	15,785	-
Voya Large Cap Growth Fund - Class P3	1,985,329	251,343	(211,517)	324,207	2,349,362	-	37,100	-
Voya Large Cap Value Fund - Class P3	1,418,120	252,119	(89,774)	100,795	1,681,260	7,482	8,788	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,321,515	373,446	(140,025)	255,948	1,810,884	-	7,777	-
Voya Multi-Manager International Equity Fund - Class P3	3,540,504	297,191	(288,025)	522,598	4,072,268	-	4,060	-
Voya Multi-Manager International Factors Fund - Class P3	2,048,651	200,254	(111,726)	259,581	2,396,760	-	4,301	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	543,787	62,885	(24,555)	48,469	630,586	-	(3,435)	-
Voya Small Company Fund - Class P3	484,399	88,564	(64,531)	52,149	560,581	-	(4,007)	-
	$12,503,299	$2,327,960	$(1,487,766)	$1,583,011	$14,926,504	$22,267	$72,948	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $25,268,038.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,411,196
Gross Unrealized Depreciation	(473,452)
Net Unrealized Appreciation	$2,937,744